Defined Contribution Plans	12 Months Ended
Feb. 29, 2024
Retirement Benefits [Abstract]
Defined Contribution Plans

NOTE 19 - Defined Contribution Plans

The Company has adopted two qualified 401(K) plans (“the Plans”), in which all employees over the age of 21 may participate. Depending on the Plan, the Company makes either a Safe Harbor contribution match of 100% of each participant’s contribution up to 3% of salary, and 50% of the next 2% of salary contributed, or a 3% non-elective contribution for all eligible participants. The matching contributions were $17,112 in 2024 and $6,997 in 2023.